Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Funds Group (Invesco Funds Group)
Entity Central Index Key	0000019034
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Invesco EQV European Small Company Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class A
Trading Symbol	ESMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class A)	$75	1.48%
*	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[1]
Net Assets	$ 182,710,000
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$182.71M
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%

Invesco EQV European Small Company Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class C
Trading Symbol	ESMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class C)	$112	2.23%
*	Annualized.

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.23%	[1]
Net Assets	$ 182,710,000
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$182.71M
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%

Invesco EQV European Small Company Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class Y
Trading Symbol	ESMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class Y)	$62	1.23%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 182,710,000
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$182.71M
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%

Invesco EQV European Small Company Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco EQV European Small Company Fund
Class Name	Class R6
Trading Symbol	ESMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV European Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV European Small Company Fund (Class R6)	$57	1.12%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 182,710,000
Holdings Count | Holding	55
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$ 182.71M
Total number of portfolio h olding s	55
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Renew Holdings PLC	5.30%
Diploma PLC	4.83%
DCC PLC	3.40%
IG Group Holdings PLC	3.30%
Neurones	3.20%
Warsaw Stock Exchange	3.10%
Clarkson PLC	2.97%
ME Group International PLC	2.56%
Kardex Holding AG	2.54%
Kaufman & Broad S.A.	2.35%

Invesco EQV International Small Company Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class A
Trading Symbol	IEGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class A)	$82	1.65%
*	Annualized.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.65%	[1]
Net Assets	$ 473,070,000.00
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class C
Trading Symbol	IEGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class C)	$118	2.40%
*	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.40%	[1]
Net Assets	$ 473,070,000.00
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund (Class Y)
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class Y
Trading Symbol	IEGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class Y)	$69	1.40%
*	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 473,070,000.00
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund (Class R5)
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class R5
Trading Symbol	IEGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R5)	$57	1.15%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 473,070,000.00
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.

Invesco EQV International Small Company Fund (Class R6)
Shareholder Report [Line Items]
Fund Name	Invesco EQV International Small Company Fund
Class Name	Class R6
Trading Symbol	IEGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco EQV International Small Company Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco EQV International Small Company Fund (Class R6)	$53	1.08%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[1]
Net Assets	$ 473,070,000.00
Holdings Count | Holding	77
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$473.07M
Total number of portfolio holdings	77
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2
02
4.
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.
Sector allocation (% of net assets)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Renew Holdings PLC	2.69%
IG Group Holdings PLC	2.50%
ME Group International PLC	2.30%
CTS Eventim AG & Co. KGaA	2.28%
DCC PLC	2.27%
E-L Financial Corp. Ltd.	2.21%
PT Mitra Keluarga Karyasehat Tbk	2.12%
flatexDEGIRO AG	2.11%
Zuken, Inc.	2.00%
4imprint Group PLC	1.96%
*Excluding money market fund holdings, if any.

Invesco Global Core Equity Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class A
Trading Symbol	AWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class A)	$65	1.24%
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 605,580,000
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%

Invesco Global Core Equity Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class C
Trading Symbol	AWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class C)	$104	1.99%
*	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.99%	[1]
Net Assets	$ 605,580,000
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of
net
assets)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%

Invesco Global Core Equity Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R
Trading Symbol	AWSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R)	$78	1.49%
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 605,580,000
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%

Invesco Global Core Equity Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class Y
Trading Symbol	AWSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class Y)	$52	0.99%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[1]
Net Assets	$ 605,580,000
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%

Invesco Global Core Equity Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R5
Trading Symbol	AWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R5)	$51	0.97%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 605,580,000
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%

Invesco Global Core Equity Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Global Core Equity Fund
Class Name	Class R6
Trading Symbol	AWSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Global Core Equity Fund (Class R6)	$48	0.91%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 605,580,000
Holdings Count | Holding	61
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$605.58M
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings (% of net assets)
Microsoft Corp.	5.94%
Amazon.com, Inc.	3.53%
Apple, Inc.	2.97%
3i Group PLC	2.72%
UnitedHealth Group, Inc.	2.72%
Berkshire Hathaway, Inc., Class B	2.57%
Constellation Software, Inc.	2.49%
Thermo Fisher Scientific, Inc.	2.34%
Coca-Cola Co. (The)	2.34%
Alphabet, Inc., Class A	2.33%

Invesco Small Cap Equity Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class A
Trading Symbol	SMEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class A)	$66	1.30%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[1]
Net Assets	$ 903,650,000
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class C
Trading Symbol	SMECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class C)	$105	2.05%
*	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.05%	[1]
Net Assets	$ 903,650,000
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R
Trading Symbol	SMERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R)	$79	1.55%
*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 903,650,000
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
 (% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings
*
 (% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class Y
Trading Symbol	SMEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class Y)	$54	1.05%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 903,650,000
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R5
Trading Symbol	SMEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R5)	$47	0.92%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 903,650,000
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.

Invesco Small Cap Equity Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	SMEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Equity Fund (Class R6)	$43	0.85%
*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 903,650,000
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2024)
Fund net assets	$903.65M
Total number of portfolio holdings	97
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
The table and chart below show the investment makeup of the Fund as of June 30, 2024.
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.
Sector allocation (% of net
assets
)

Largest Holdings [Text Block]
Top ten holdings
*
(% of net assets)
Tenet Healthcare Corp.	2.37%
Taylor Morrison Home Corp., Class A	2.04%
Sprouts Farmers Market, Inc.	2.03%
Summit Materials, Inc., Class A	1.75%
Piper Sandler Cos.	1.71%
ITT, Inc.	1.68%
Applied Industrial Technologies, Inc.	1.66%
Ollie's Bargain Outlet Holdings, Inc.	1.54%
TMX Group Ltd.	1.52%
Weatherford International PLC	1.49%
*Excluding money market fund holdings, if any.

[1]	Annualized.